INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use rights have a term of 50 years. The Company amortizes the land use rights over the term of the respective land use right. For the nine months ended September 30, 2015 and 2014, amortization of intangible assets amounted to $49,011 and $47,496, respectively. At September 30, 2015 and December 31, 2014, intangible assets consisted of the following:

	Useful Life	September 30, 2015	December 31, 2014
		(Unaudited)
Land use rights	50 years	$2,941,389	$3,044,555
Others	10 years	15,739	16,290
		2,957,128	3,060,845
Less: accumulated depreciation		(252,611)	(212,284)
		$2,704,517	$2,848,561

The estimated amortization expense of intangible assets over each of the next five years and thereafter will be $65,348.

NOTE 10 – INTANGIBLE ASSETS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use rights have a term of 50 years. The Company amortizes the land use rights over the term of the respective land use right. For the years ended December 31, 2014 and 2013, amortization of land use rights amounted to $63,905 and $55,878, respectively. At December 31, 2014 and 2013, intangible assets consisted of the following:

		December 31,
	Useful Life	2014	2013
Land use rights	50 years	$3,044,555	$3,058,556
Others	10 years	16,290	—
		3,060,845	3,058,556
Less: accumulated depreciation		(212,284)	(149,012)
		$2,848,561	$2,909,544

The estimated amortization expense of intangible assets over each of the next five years and thereafter will be $63,905.